Credit from Banks and Others (Credit Facilities) (Details)	12 Months Ended
Dec. 31, 2023
Group Of International Banks [Member]
Disclosure of material loans and debentures [Line Items]
Line Of Credit Facility Initiation Date	April 2023
Line Of Credit Facility Expiration Date	April 2028
Line Of Credit Facility Fair Value Of Amount Outstanding	USD 1,550 million	[1]
Credit facility has been utilized	Euro 340 million
Interest rate	Up to 33% use of credit: Euribor/ SOFR + 0.80%. From 33% to 66% use of credit: Euribor/ SOFR + 0.90% 66% or more use of credit: Euribor/ SOFR + 1.05%
Loan currency type	USD and Euro loans
Pledges and restrictions	Financial covenants - see Section F, a cross-default mechanism and a negative pledge	[2]
Non-utilization fee	0.245%
European bank [Member]
Disclosure of material loans and debentures [Line Items]
Line Of Credit Facility Initiation Date	December 2016
Line Of Credit Facility Expiration Date	May 2024
Line Of Credit Facility Fair Value Of Amount Outstanding	USD 30 million
Credit facility has been utilized	USD 30 million
Interest rate	SOFR + 1.06%
Loan currency type	USD loans
Pledges and restrictions	Financial covenants - see Section F and a negative pledge.
Non-utilization fee	0.00%

[1]	In April 2023, the Company entered into a Sustainability-Linked Revolving Credit Facility Agreement made between ICL Finance B.V. and a consortium of twelve international banks for a $1,550 million credit facility. The Sustainability-Linked RCF replaced a previous revolving credit facility that was entered into in 2015, as amended and extended in 2018, and which was due to expire in 2025.
[2]	In line with ICL’s strategic commitment to sustainability, the Sustainability-Linked RCF follows ICL’s initial Sustainability-Linked Term Loan dated September 2021. The Sustainability-Linked RCF includes three Key Performance Indicators (KPIs) which have been designed to align with ICL’s sustainability goals: a reduction in Absolute Scope 1 & 2 GHG Emissions; an increase in the percentage of female representation among senior ICL management; and an increase in the number of valid TfS (Together for Sustainability initiative) scorecards obtained for ICL Group suppliers. Each of these goals will be assessed regularly during the term of the Sustainability-Linked RCF through third-party verification of ICL’s performance in these areas.